Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Accumulated Other Comprehensive Loss [Abstract]
Comprehensive Income (Loss) Note [Text Block]
ACCUMULATED OTHER COMPREHENSIVE LOSS

Comprehensive income (loss) represents a measure of all changes in equity that result from recognized transactions and economic events other than transactions with owners in their capacity as owners. Other comprehensive income (loss) from the Company includes foreign currency translation and pension adjustments.
The following table presents the changes in each component of accumulated other comprehensive loss, net of tax:

	Year Ended December 31,
In millions	2014	2013	2012
Foreign Currency Items (1)
Beginning balance	$(76.3)	$(28.1)	$(10.6)
Other comprehensive loss before reclassifications	(40.2)	(48.2)	(17.5)
Amounts reclassified from accumulated other comprehensive loss	—	—	—
Net other comprehensive loss	(40.2)	(48.2)	(17.5)
Balance at December 31	$(116.5)	$(76.3)	$(28.1)

Available-for-sale Securities
Beginning balance	$—	$0.2	$0.2
Other comprehensive loss before reclassifications	—	(0.2)	—
Amounts reclassified from accumulated other comprehensive loss	—	—	—
Net other comprehensive loss	—	(0.2)	—
Balance at December 31	$—	$—	$0.2

Pension Plans
Beginning balance	$(33.9)	$(67.3)	$(65.9)
Other comprehensive (loss) income before reclassifications	(30.7)	31.3	(4.3)
Amounts reclassified from accumulated other comprehensive loss	(0.1)	2.1	2.9
Net other comprehensive (loss) income	(30.8)	33.4	(1.4)
Amount of accumulated other comprehensive income transferred from SunEdison (2)	7.1	—	—
Balance at December 31	$(57.6)	$(33.9)	$(67.3)

Accumulated other comprehensive loss at December 31	$(174.1)	$(110.2)	$(95.2)
(1) Excludes foreign currency adjustments as it relates to noncontrolling interests. See the consolidated statements of comprehensive (loss) income.
(2) Amount represents the non-cash transfer of accumulated other comprehensive income from SunEdison as part of the Formation Transactions.
The following table presents reclassifications from accumulated other comprehensive loss and the affected line in the consolidated statement of operations:

	Year Ended December 31,
In millions	2014	2013	2012	Consolidated Statement of Operations
Amortization of net actuarial gain (loss) and prior service credit (cost)	$0.1	$(2.1)	$(2.9)	Marketing and administration expense